Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of fair value of derivative instruments
The fair values of derivative financial instruments at 31 December are set out below.
Exchange traded derivatives are valued using closing prices provided by the exchange as at the balance sheet date. These derivatives are categorized within level 1 of the fair value hierarchy.
Over-the-counter (OTC) financial swaps and physical commodity sale and purchase contracts are generally valued using readily available information in the public markets and quotations provided by brokers and price index developers. These quotes are corroborated with market data and are categorized within level 2 of the fair value hierarchy.
In certain less liquid markets, or for longer-term contracts, forward prices are not as readily available. In these circumstances, OTC financial swaps and physical commodity sale and purchase contracts are valued using internally developed methodologies that consider historical relationships between various commodities, and that result in management’s best estimate of fair value. These contracts are categorized within level 3 of the fair value hierarchy.
Financial OTC and physical commodity options are valued using industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and contractual prices for the underlying instruments, as well as other relevant economic factors. The degree to which these inputs are observable in the forward markets determines whether the option is categorized within level 2 or level 3 of the fair value hierarchy.
28. Derivative financial instruments – continued

				$ million
		2017		2016
	Fair value asset	Fair value liability	Fair value asset	Fair value liability
Derivatives held for trading
Currency derivatives	237	(756)	167	(2,000)
Oil price derivatives	1,637	(1,281)	1,543	(952)
Natural gas price derivatives	3,580	(2,844)	3,780	(2,845)
Power price derivatives	885	(693)	768	(560)
Other derivatives	115	—	232	—
	6,454	(5,574)	6,490	(6,357)
Embedded derivatives
Commodity price contracts	—	(16)	—	(50)
Other embedded derivatives	—	(115)	—	(100)
	—	(131)	—	(150)
Cash flow hedges
Currency forwards, futures and cylinders	35	(35)	32	(451)
Cross-currency interest rate swaps	—	—	—	(154)
	35	(35)	32	(605)
Fair value hedges
Currency forwards, futures and swaps	460	(523)	22	(1,159)
Interest rate swaps	193	(306)	831	(233)
	653	(829)	853	(1,392)
	7,142	(6,569)	7,375	(8,504)
Of which – current	3,032	(2,808)	3,016	(2,991)
– non-current	4,110	(3,761)	4,359	(5,513)
The following table shows the fair value of derivative assets and derivative liabilities held for trading, analysed by maturity period and by methodology of fair value estimation. This information is presented on a gross basis, that is, before netting by counterparty.

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 2	3,663	1,003	438	244	140	135	5,623
Level 3	386	258	231	226	211	899	2,211
	4,049	1,261	669	470	351	1,034	7,834
Less: netting by counterparty	(1,041)	(256)	(53)	(11)	(8)	(11)	(1,380)
	3,008	1,005	616	459	343	1,023	6,454
Fair value of derivative liabilities
Level 2	(3,338)	(953)	(358)	(289)	(163)	(166)	(5,267)
Level 3	(225)	(197)	(191)	(177)	(173)	(724)	(1,687)
	(3,563)	(1,150)	(549)	(466)	(336)	(890)	(6,954)
Less: netting by counterparty	1,041	256	53	11	8	11	1,380
	(2,522)	(894)	(496)	(455)	(328)	(879)	(5,574)
Net fair value	486	111	120	4	15	144	880

							$ million
							2016
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 2	3,962	1,035	509	208	117	189	6,020
Level 3	448	265	249	243	241	906	2,352
	4,410	1,300	758	451	358	1,095	8,372
Less: netting by counterparty	(1,455)	(254)	(109)	(29)	(9)	(26)	(1,882)
	2,955	1,046	649	422	349	1,069	6,490
Fair value of derivative liabilities
Level 2	(3,610)	(778)	(701)	(249)	(401)	(872)	(6,611)
Level 3	(159)	(164)	(188)	(189)	(177)	(751)	(1,628)
	(3,769)	(942)	(889)	(438)	(578)	(1,623)	(8,239)
Less: netting by counterparty	1,455	254	109	29	9	26	1,882
	(2,314)	(688)	(780)	(409)	(569)	(1,597)	(6,357)
Net fair value	641	358	(131)	13	(220)	(528)	133

Derivative assets held for trading fair value, and maturities
Derivative assets held for trading have the following fair values and maturities.

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	186	31	8	5	3	4	237
Oil price derivatives	1,280	177	99	66	14	1	1,637
Natural gas price derivatives	1,122	609	428	328	288	805	3,580
Power price derivatives	420	188	81	60	38	98	885
Other derivatives	—	—	—	—	—	115	115
	3,008	1,005	616	459	343	1,023	6,454

							$ million
							2016
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	102	34	20	2	7	2	167
Oil price derivatives	1,178	201	91	49	22	2	1,543
Natural gas price derivatives	1,238	647	424	313	267	891	3,780
Power price derivatives	305	164	114	58	53	74	768
Other derivatives	132	—	—	—	—	100	232
	2,955	1,046	649	422	349	1,069	6,490

Derivative liabilities held for trading, fair value and maturities
For further information on our derivative financial instruments, see Note 28.

		$ million
Cash outflows for derivative financial instruments at 31 December	2017	2016
Within one year	1,505	2,677
1 to 2 years	1,700	1,505
2 to 3 years	1,678	1,700
3 to 4 years	2,384	1,678
4 to 5 years	2,838	2,384
5 to 10 years	11,238	9,985
Over 10 years	724	1,413
	22,067	21,342
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(92)	(232)	(66)	(188)	(99)	(79)	(756)
Oil price derivatives	(1,120)	(118)	(33)	(4)	(6)	—	(1,281)
Natural gas price derivatives	(973)	(410)	(334)	(224)	(194)	(709)	(2,844)
Power price derivatives	(337)	(134)	(63)	(39)	(29)	(91)	(693)
	(2,522)	(894)	(496)	(455)	(328)	(879)	(5,574)

							$ million
							2016
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(379)	(36)	(402)	(101)	(338)	(744)	(2,000)
Oil price derivatives	(787)	(105)	(40)	(11)	(3)	(6)	(952)
Natural gas price derivatives	(947)	(421)	(257)	(258)	(197)	(765)	(2,845)
Power price derivatives	(201)	(126)	(81)	(39)	(31)	(82)	(560)
	(2,314)	(688)	(780)	(409)	(569)	(1,597)	(6,357)

Disclosure of changes in fair value of derivative instruments
The following table shows the changes during the year in the net fair value of derivatives held for trading purposes within level 3 of the fair value hierarchy.

					$ million
	Oil price	Natural gas price	Power price	Other	Total
Fair value contracts at 1 January 2017	68	145	(147)	231	297
Gains (losses) recognized in the income statement	76	161	61	15	313
Settlements	(68)	(35)	(113)	(131)	(347)
Transfers out of level 3	(9)	(206)	(27)	—	(242)
Net fair value of contracts at 31 December 2017	67	65	(226)	115	21
Deferred day-one gains (losses)					503
Derivative asset (liability)					524

					$ million
	Oil price	Natural gas price	Power price	Other	Total
Fair value contracts at 1 January 2016	169	214	91	292	766
Gains (losses) recognized in the income statement	(37)	1	(82)	139	21
Settlements	(63)	(51)	(145)	(200)	(459)
Transfers out of level 3	(1)	(19)	(11)	—	(31)
Net fair value of contracts at 31 December 2016	68	145	(147)	231	297
Deferred day-one gains (losses)					427
Derivative asset (liability)					724